Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

For the years ended December 31, 2024, and 2023, the expected tax expense (benefit) based on the U. S. federal statutory rate is reconciled with the actual tax provision (benefit) as follows:

	For the Years Ended December 31,
	2024		2023
Expected tax at statutory rates	$(528,000)	21%	$(3,463,000)	21%
Permanent Differences	(4,000)	0%	7,000	0%
State Income Tax, Net of Federal benefit	1,019,000	(62)%	(418,000)	1%
Other	1,564,000	(41)%	(95,000)	2%
Current Year Change in Valuation Allowance	(2,051,000)	82%	3,969,000	(24)%
Prior Year True-Ups	-	0%	-	0%
Income tax expense	$-	0%	$-	0%

Schedule of Deferred Tax Assets and Liabilities	As of December 31, 2024, and 2023, significant components of the Company’s deferred tax assets are as follows:
	As of
	December 31, 2024	December 31, 2023
Deferred Tax Assets (Liabilities):
Accrued payroll	$141,000	$141,000
ASC842-ROU Asset	-	-
ASC842-ROU (Liability)	822,000	822,000
Loss from derivatives	(869,000)	(16,000)
Waiver and commitment fee shares	-	-
Stock based compensation	(304,000)	(171,000)
Depreciation	3,000	3,000
Net operating loss	12,462,000	13,529,000
Net deferred tax assets (liabilities)	12,255,000	14,308,000
Valuation allowance	(12,255,000)	(14,308,000)
Net deferred tax assets (liabilities)	$-	$-